Acquisition of Additional Interest in the Soto Norte Project - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 12, 2025 USD ($) shares $ / shares	Jun. 28, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 24, 2024 shares
Disclosure Of Asset Acquisition [Line Items]
Additional ownership interest acquired		0.31
Percentage of ownership		51.00%
Number of shares issued (in shares) | shares			205,532,283	205,532,283	171,034,256	171,034,256
Share price (in USD per share) | (per share)			$ 16.44	$ 22.51	$ 3.42	$ 4.92
Carrying value of liability	$ 5.0
Loss on settlement	$ 5.0
Soto Norte
Disclosure Of Asset Acquisition [Line Items]
Additional interest in associate		0.31
Soto Norte
Disclosure Of Asset Acquisition [Line Items]
Percentage of voting equity interests acquired	49.00%		49.00%	49.00%
Ownership Percentage	100.00%		100.00%
Cash transferred	$ 60.0
Cash transferred to settle the existing precious metals stream	$ 10.0
Number of shares issued (in shares) | shares	1,739,130		1,739,130	1,739,130
Share price (in USD per share) | $ / shares	$ 11.50
Consideration paid (received)	$ 20.0
Deemed price (in dollars per share) | $ / shares	$ 15.71
Share consideration	$ 27.3
Soto Norte
Disclosure Of Asset Acquisition [Line Items]
Additional ownership interest acquired		0.31
Percentage of ownership		51.00%
Number of shares issued (in shares) | shares		15,750,000					15,750,000
Common shares issuable (in shares) | shares		6,000,000